Net Assets - Transactions in Common Shares of Beneficial Interest (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Investment Company, Changes in Net Assets [Line Items]
Repurchased shares, net of early repurchase deduction (in shares)	(2,955)
Repurchased shares, net of early repurchase deduction	$ (78)
Net increase (in shares)			58,794,000
Net increase in net assets from share transactions			$ 1,572,421
Class I
Investment Company, Changes in Net Assets [Line Items]
Subscriptions (in shares)			45,712,000
Subscriptions			$ 1,218,909
Distributions reinvested (in shares)			307,000
Distributions reinvested			$ 8,289
Repurchased shares, net of early repurchase deduction (in shares)			(2,955)
Repurchased shares, net of early repurchase deduction			$ (78)
Net increase (in shares)			46,016,000
Net increase in net assets from share transactions		$ 148,147	$ 1,227,120
Class I | Capital in Excess of Par Value
Investment Company, Changes in Net Assets [Line Items]
Subscriptions		$ 148,147	$ 1,218,909
Class S
Investment Company, Changes in Net Assets [Line Items]
Subscriptions (in shares)			10,959,000
Subscriptions			$ 296,150
Distributions reinvested (in shares)			13,000
Distributions reinvested			$ 341
Net increase (in shares)			10,972,000
Net increase in net assets from share transactions			$ 296,491
Class S | Capital in Excess of Par Value
Investment Company, Changes in Net Assets [Line Items]
Subscriptions			$ 296,150
Class D
Investment Company, Changes in Net Assets [Line Items]
Subscriptions (in shares)			1,798,000
Subscriptions			$ 48,588
Distributions reinvested (in shares)			8,000
Distributions reinvested			$ 222
Net increase (in shares)			1,806,000
Net increase in net assets from share transactions			$ 48,810
Class D | Capital in Excess of Par Value
Investment Company, Changes in Net Assets [Line Items]
Subscriptions			$ 48,588